Taxes - Deferred taxes (Details)		12 Months Ended			24 Months Ended
	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Taxes
The Swedish corporate tax rate (percent)	20.60%	21.40%	21.40%	22.00%	21.40%
Untaxed reserves allocated to equity		78.00%			78.00%
Untaxed reserves allocated to deferred taxes		22.00%			22.00%